Income taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure Table

Income tax expense is comprised of the following:

	Years ended March 31,
	2015		2016		2017		2017
	(In millions)
Current income tax expense	Rs.	54,954.4	Rs.	68,947.3	Rs.	84,273.5	US$	1,299.6
Deferred income tax (benefit) expense		(352.1)		(1,410.4)		(5,048.6)		(77.9)
Interest on income tax refund		(82.4)		—		—		—

Income tax expense	Rs.	54,519.9	Rs.	67,536.9	Rs.	79,224.9	US$	1,221.7

Reconciliation Of Statutory Federal Tax Rate

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2015		2016		2017		2017
	(In millions)
Income before income tax expense	Rs.	154,024.6	Rs.	185,586.8	Rs.	219,965.5	US$	3,392.0
Statutory income tax rate		33.99%		34.61%		34.61%		34.61%
Expected income tax expense		52,353.0		64,227.9		76,125.7		1,174.0
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund, net of tax effect		(54.4)		—		—		—
Nondeductible stock-based compensation		3,106.3		4,358.5		2,839.0		43.8
Income exempt from taxes		(1,026.6)		(1,140.5)		(997.2)		(15.4)
Effect of change in statutory tax rate		—		(274.3)		—		—
Other, net		141.6		365.3		1,257.4		19.3

Income tax expense	Rs.	54,519.9	Rs.	67,536.9	Rs.	79,224.9	US$	1,221.7

Components of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2016		2017		2017
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	14,396.4	Rs.	19,491.1	US$	300.6
Investments, others		—		265.2		4.1
Derivatives		497.2		633.2		9.8
Employee benefits		1,579.6		1,666.7		25.7
Others		3,146.1		3,453.0		53.1

Deferred tax asset		19,619.3		25,509.2		393.3

Taxable temporary differences:
Property and equipment		935.2		1,196.1		18.4
Loan origination cost		2,291.2		2,883.5		44.5
Investments, others		117.3		—		—
Unrealized gain on securities available for sale		5,583.4		13,367.7		206.1
Intangible assets		1.7		0.7		—

Deferred tax liability		8,928.8		17,448.0		269.0

Net deferred tax asset (liability)	Rs.	10,690.5	Rs.	8,061.2	US$	124.3

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2016		2017		2017
	(In millions)
Opening balance	Rs.	648.3	Rs.	648.3	US$	10.0
Increase/(decrease) related to prior year tax positions		—		—		—

Closing balance	Rs.	648.3	Rs.	648.3	US$	10.0